Share-Based Compensation - Summary of Share-based Compensation Plans (Details)	12 Months Ended
	Sep. 30, 2018 shares	[1]
Amended and Restated 2016 Incentive Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available For Issuance	11,700,000
Shares Available For Future Grant	8,000,000
Shares To Be Issued If Performance Is Achieved At Maximum	2,500,000
Expect To Make New Awards	Yes
2004 Incentive Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available For Issuance	15,800,000	[2]
Shares Available For Future Grant	3,100,000	[2]
Shares To Be Issued If Performance Is Achieved At Maximum	0	[2]
Expect To Make New Awards	No	[2]
2005 Performance Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available For Issuance	12,800,000	[2]
Shares Available For Future Grant	9,000,000	[2]
Shares To Be Issued If Performance Is Achieved At Maximum	0	[2]
Expect To Make New Awards	No	[2]
RockTenn (SSCC) Equity Inventive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available For Issuance	7,900,000	[3]
Shares Available For Future Grant	5,900,000	[3]
Shares To Be Issued If Performance Is Achieved At Maximum	0	[3]
Expect To Make New Awards	No	[3]

[1]	As part of the Separation, equity-based incentive awards were generally adjusted to maintain the intrinsic value of awards immediately prior to the Separation. The number of unvested restricted stock awards and unexercised stock options and SARs at the time of the Separation were increased by an exchange factor of approximately 1.12. In addition, the exercise price of unexercised stock options and SARs at the time of the Separation was converted to decrease the exercise price by an exchange factor of approximately 1.12.
[2]	In connection with the Combination, WestRock assumed all RockTenn and MWV equity incentive plans. We issued awards to certain key employees and our directors pursuant to our RockTenn 2004 Incentive Stock Plan, as amended, and our MWV 2005 Performance Incentive Plan, as amended. The awards were converted into WestRock awards using the conversion factor as described in Business Combination Agreement.
[3]	In connection with the Smurfit-Stone Acquisition, we assumed the Smurfit-Stone equity incentive plan, which was renamed the Rock-Tenn Company (SSCC) Equity Incentive Plan. The awards were converted into shares of RockTenn Common Stock, options and restricted stock units, as applicable, using the conversion factor as described in the merger agreement.